Offsetting of financial assets and financial liabilities - Summary of Offsetting Financial Assets and Financial Liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about offsetting of financial assets and financial liabilities. [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements		¥ 82,586	¥ 210,254
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements		47,550	174,930
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position		35,036	35,324
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets		12,098	16,430
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets		17,878	13,852
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements		5,060	5,042
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		1,602,436	1,870,944
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		47,550	174,930
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position		1,554,886	1,696,014
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities		1,516,608	1,578,295
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities		6,522	5,216
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		31,756	112,503
Derivative Liabilities [member]
Disclosure of detailed information about offsetting of financial assets and financial liabilities. [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[1]	28,107	31,997
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	[1]	28,107	31,997
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	[1]	13,153	21,700
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	[1]	6,522	5,216
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[1]	8,432	5,081
Trade Payables [member]
Disclosure of detailed information about offsetting of financial assets and financial liabilities. [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[2]	69,436	281,295
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[2]	47,550	174,930
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	[2]	21,886	106,365
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[2]	21,886	106,365
Short-term borrowings [member]
Disclosure of detailed information about offsetting of financial assets and financial liabilities. [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[3]	1,504,893	1,557,652
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	[3]	1,504,893	1,557,652
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	[3]	1,503,455	1,556,595
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[3]	1,438	1,057
Derivative Assets [member]
Disclosure of detailed information about offsetting of financial assets and financial liabilities. [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[1]	33,661	34,382
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	[1]	33,661	34,382
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	[1]	12,098	16,430
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	[1]	17,878	13,852
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[1]	3,685	4,100
Trade receivables [member]
Disclosure of detailed information about offsetting of financial assets and financial liabilities. [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[2]	48,925	175,872
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[2]	47,550	174,930
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	[2]	1,375	942
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[2]	¥ 1,375	¥ 942

[1]	Certain subsidiaries have entered into master netting agreements or other similar agreements, which are mainly International Swaps and Derivatives Association (“ISDA”) Master Agreements. An ISDA Master Agreement is an agreement between two counterparties that may have multiple derivative contracts with each other, and such ISDA Master Agreement may provide for the net settlement of all or a specified group of these derivative contracts, through a single payment, in a single currency, in the event of a default on or affecting any one derivative contract, or a termination event affecting all or a specified group of derivative contracts. Master netting agreements create a right of set off, but the master netting agreements do not automatically provide for such set off.
[2]	Amounts offset in the consolidated statements of financial position are related to repurchase agreements of products.
[3]	Short-term borrowings relate to bond lending transactions and repurchase agreements (repos).